Other Assets	6 Months Ended
Jun. 30, 2023
Other Assets
Other Assets

Note 8 - Other Assets

Other assets comprised the following:

	At June 30,	At December 31,
	2023	2022
Deposits related to Canada Revenue Agency ("CRA") audits	$41.6	$40.9
Energy well equipment, net	5.9	5.6
Right-of-use assets, net	0.9	0.9
Debt issue costs	1.4	1.5
Furniture and fixtures, net	—	0.2
	$49.8	$49.1

Deposits related to CRA audits represent security paid in cash by the Company in connection with an audit by the CRA of its 2012-2017 taxation years, as referenced in Note 21.